Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Columbia Select Global Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Select Global Equity Fund
Class Name	Class A
Trading Symbol	IGLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Global Equity Fund (the Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 142	1.21%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, industrials, materials and consumer discretionary sectors boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations than the benchmark to the information technology and consumer discretionary sectors and smaller allocations to the energy and consumer staples sectors buoyed Fund results during the annual period.
Individual holdings
| Positions in NVIDIA Corp., the leading AI semiconductor chipmaker; Taiwan Semiconductor Manufacturing Co., Ltd., the world’s largest semiconductor manufacturer; Howmet Aerospace, Inc., an American aircraft engine manufacturer; and Schneider Electric SE, a French multinational corporation that specializes in digital automation and energy management, were notable contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the financials, real estate and communication services sectors hurt the Fund’s results during the annual period.
Allocations
| Large weightings in the materials and health care sectors and a small allocation to the communication services sector detracted.
Individual holdings
| Fund positions in Elevance Health, Inc., an American health insurance provider; HDFC Bank Ltd., a large bank based in India.; Synopsys, Inc., an American electronic design automation company; and Ryanair Holdings PLC, an Irish discount airline, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	34.06	11.74	11.06
Class A (including sales charges)	26.35	10.43	10.40
MSCI ACWI Index (Net)	32.79	11.08	9.06

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 722,274,735
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 6,001,103
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 722,274,735
Total number of portfolio holdings	50
Management services fees (represents 0.85% of Fund average net assets)	$ 6,001,103
Portfolio turnover for the reporting period	35%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At October 31, 2024, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
Microsoft Corp.	8.2%
NVIDIA Corp.	5.6%
MasterCard, Inc., Class A	5.3%
Amazon.com, Inc.	4.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
Linde PLC	3.9%
Alphabet, Inc., Class A	3.6%
Keyence Corp.	3.2%
Visa, Inc., Class A	2.8%
Schneider Electric SE	2.7%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	8.2%
NVIDIA Corp.	5.6%
MasterCard, Inc., Class A	5.3%
Amazon.com, Inc.	4.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
Linde PLC	3.9%
Alphabet, Inc., Class A	3.6%
Keyence Corp.	3.2%
Visa, Inc., Class A	2.8%
Schneider Electric SE	2.7%

Columbia Select Global Equity Fund - Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Global Equity Fund
Class Name	Advisor Class
Trading Symbol	CSGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Global Equity Fund (the Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 113	0.96%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, industrials, materials and consumer discretionary sectors boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations than the benchmark to the information technology and consumer discretionary sectors and smaller allocations to the energy and consumer staples sectors buoyed Fund results during the annual period.
Individual holdings
| Positions in NVIDIA Corp., the leading AI semiconductor chipmaker; Taiwan Semiconductor Manufacturing Co., Ltd., the world’s largest semiconductor manufacturer; Howmet Aerospace, Inc., an American aircraft engine manufacturer; and Schneider Electric SE, a French multinational corporation that specializes in digital automation and energy management, were notable contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the financials, real estate and communication services sectors hurt the Fund’s results during the annual period.
Allocations
| Large weightings in the materials and health care sectors and a small allocation to the communication services sector detracted.
Individual holdings
| Fund positions in Elevance Health, Inc., an American health insurance provider; HDFC Bank Ltd., a large bank based in India.; Synopsys, Inc., an American electronic design automation company; and Ryanair Holdings PLC, an Irish discount airline, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class (a)	34.45	12.04	11.25
MSCI ACWI Index (Net)	32.79	11.08	9.06
(a)
The returns shown for periods prior to March 1, 2018 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 722,274,735
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 6,001,103
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 722,274,735
Total number of portfolio holdings	50
Management services fees (represents 0.85% of Fund average net assets)	$ 6,001,103
Portfolio turnover for the reporting period	35%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At October 31, 2024, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
Microsoft Corp.	8.2%
NVIDIA Corp.	5.6%
MasterCard, Inc., Class A	5.3%
Amazon.com, Inc.	4.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
Linde PLC	3.9%
Alphabet, Inc., Class A	3.6%
Keyence Corp.	3.2%
Visa, Inc., Class A	2.8%
Schneider Electric SE	2.7%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	8.2%
NVIDIA Corp.	5.6%
MasterCard, Inc., Class A	5.3%
Amazon.com, Inc.	4.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
Linde PLC	3.9%
Alphabet, Inc., Class A	3.6%
Keyence Corp.	3.2%
Visa, Inc., Class A	2.8%
Schneider Electric SE	2.7%

Columbia Select Global Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Select Global Equity Fund
Class Name	Class C
Trading Symbol	RGCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Global Equity Fund (the Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 228	1.96%

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, industrials, materials and consumer discretionary sectors boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations than the benchmark to the information technology and consumer discretionary sectors and smaller allocations to the energy and consumer staples sectors buoyed Fund results during the annual period.
Individual holdings
| Positions in NVIDIA Corp., the leading AI semiconductor chipmaker; Taiwan Semiconductor Manufacturing Co., Ltd., the world’s largest semiconductor manufacturer; Howmet Aerospace, Inc., an American aircraft engine manufacturer; and Schneider Electric SE, a French multinational corporation that specializes in digital automation and energy management, were notable contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the financials, real estate and communication services sectors hurt the Fund’s results during the annual period.
Allocations
| Large weightings in the materials and health care sectors and a small allocation to the communication services sector detracted.
Individual holdings
| Fund positions in Elevance Health, Inc., an American health insurance provider; HDFC Bank Ltd., a large bank based in India.; Synopsys, Inc., an American electronic design automation company; and Ryanair Holdings PLC, an Irish discount airline, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	33.14	10.92	10.24
Class C (including sales charges)	32.14	10.92	10.24
MSCI ACWI Index (Net)	32.79	11.08	9.06

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 722,274,735
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 6,001,103
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 722,274,735
Total number of portfolio holdings	50
Management services fees (represents 0.85% of Fund average net assets)	$ 6,001,103
Portfolio turnover for the reporting period	35%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At October 31, 2024, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
Microsoft Corp.	8.2%
NVIDIA Corp.	5.6%
MasterCard, Inc., Class A	5.3%
Amazon.com, Inc.	4.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
Linde PLC	3.9%
Alphabet, Inc., Class A	3.6%
Keyence Corp.	3.2%
Visa, Inc., Class A	2.8%
Schneider Electric SE	2.7%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	8.2%
NVIDIA Corp.	5.6%
MasterCard, Inc., Class A	5.3%
Amazon.com, Inc.	4.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
Linde PLC	3.9%
Alphabet, Inc., Class A	3.6%
Keyence Corp.	3.2%
Visa, Inc., Class A	2.8%
Schneider Electric SE	2.7%

Columbia Select Global Equity Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Global Equity Fund
Class Name	Institutional Class
Trading Symbol	CGEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Global Equity Fund (the Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 113	0.96%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, industrials, materials and consumer discretionary sectors boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations than the benchmark to the information technology and consumer discretionary sectors and smaller allocations to the energy and consumer staples sectors buoyed Fund results during the annual period.
Individual holdings
| Positions in NVIDIA Corp., the leading AI semiconductor chipmaker; Taiwan Semiconductor Manufacturing Co., Ltd., the world’s largest semiconductor manufacturer; Howmet Aerospace, Inc., an American aircraft engine manufacturer; and Schneider Electric SE, a French multinational corporation that specializes in digital automation and energy management, were notable contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the financials, real estate and communication services sectors hurt the Fund’s results during the annual period.
Allocations
| Large weightings in the materials and health care sectors and a small allocation to the communication services sector detracted.
Individual holdings
| Fund positions in Elevance Health, Inc., an American health insurance provider; HDFC Bank Ltd., a large bank based in India.; Synopsys, Inc., an American electronic design automation company; and Ryanair Holdings PLC, an Irish discount airline, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	34.46	12.03	11.34
MSCI ACWI Index (Net)	32.79	11.08	9.06

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 722,274,735
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 6,001,103
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 722,274,735
Total number of portfolio holdings	50
Management services fees (represents 0.85% of Fund average net assets)	$ 6,001,103
Portfolio turnover for the reporting period	35%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At October 31, 2024, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
Microsoft Corp.	8.2%
NVIDIA Corp.	5.6%
MasterCard, Inc., Class A	5.3%
Amazon.com, Inc.	4.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
Linde PLC	3.9%
Alphabet, Inc., Class A	3.6%
Keyence Corp.	3.2%
Visa, Inc., Class A	2.8%
Schneider Electric SE	2.7%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	8.2%
NVIDIA Corp.	5.6%
MasterCard, Inc., Class A	5.3%
Amazon.com, Inc.	4.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
Linde PLC	3.9%
Alphabet, Inc., Class A	3.6%
Keyence Corp.	3.2%
Visa, Inc., Class A	2.8%
Schneider Electric SE	2.7%

Columbia Select Global Equity Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Global Equity Fund
Class Name	Institutional 2 Class
Trading Symbol	RGERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Global Equity Fund (the Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 108	0.92%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, industrials, materials and consumer discretionary sectors boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations than the benchmark to the information technology and consumer discretionary sectors and smaller allocations to the energy and consumer staples sectors buoyed Fund results during the annual period.
Individual holdings
| Positions in NVIDIA Corp., the leading AI semiconductor chipmaker; Taiwan Semiconductor Manufacturing Co., Ltd., the world’s largest semiconductor manufacturer; Howmet Aerospace, Inc., an American aircraft engine manufacturer; and Schneider Electric SE, a French multinational corporation that specializes in digital automation and energy management, were notable contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the financials, real estate and communication services sectors hurt the Fund’s results during the annual period.
Allocations
| Large weightings in the materials and health care sectors and a small allocation to the communication services sector detracted.
Individual holdings
| Fund positions in Elevance Health, Inc., an American health insurance provider; HDFC Bank Ltd., a large bank based in India.; Synopsys, Inc., an American electronic design automation company; and Ryanair Holdings PLC, an Irish discount airline, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	34.48	12.08	11.42
MSCI ACWI Index (Net)	32.79	11.08	9.06

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 722,274,735
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 6,001,103
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 722,274,735
Total number of portfolio holdings	50
Management services fees (represents 0.85% of Fund average net assets)	$ 6,001,103
Portfolio turnover for the reporting period	35%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At October 31, 2024, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
Microsoft Corp.	8.2%
NVIDIA Corp.	5.6%
MasterCard, Inc., Class A	5.3%
Amazon.com, Inc.	4.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
Linde PLC	3.9%
Alphabet, Inc., Class A	3.6%
Keyence Corp.	3.2%
Visa, Inc., Class A	2.8%
Schneider Electric SE	2.7%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	8.2%
NVIDIA Corp.	5.6%
MasterCard, Inc., Class A	5.3%
Amazon.com, Inc.	4.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
Linde PLC	3.9%
Alphabet, Inc., Class A	3.6%
Keyence Corp.	3.2%
Visa, Inc., Class A	2.8%
Schneider Electric SE	2.7%

Columbia Select Global Equity Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Global Equity Fund
Class Name	Institutional 3 Class
Trading Symbol	CSEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Global Equity Fund (the Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 102	0.87%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, industrials, materials and consumer discretionary sectors boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations than the benchmark to the information technology and consumer discretionary sectors and smaller allocations to the energy and consumer staples sectors buoyed Fund results during the annual period.
Individual holdings
| Positions in NVIDIA Corp., the leading AI semiconductor chipmaker; Taiwan Semiconductor Manufacturing Co., Ltd., the world’s largest semiconductor manufacturer; Howmet Aerospace, Inc., an American aircraft engine manufacturer; and Schneider Electric SE, a French multinational corporation that specializes in digital automation and energy management, were notable contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the financials, real estate and communication services sectors hurt the Fund’s results during the annual period.
Allocations
| Large weightings in the materials and health care sectors and a small allocation to the communication services sector detracted.
Individual holdings
| Fund positions in Elevance Health, Inc., an American health insurance provider; HDFC Bank Ltd., a large bank based in India.; Synopsys, Inc., an American electronic design automation company; and Ryanair Holdings PLC, an Irish discount airline, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	34.54	12.12	11.36
MSCI ACWI Index (Net)	32.79	11.08	9.06
(a)
The returns shown for periods prior to March 1, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 722,274,735
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 6,001,103
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 722,274,735
Total number of portfolio holdings	50
Management services fees (represents 0.85% of Fund average net assets)	$ 6,001,103
Portfolio turnover for the reporting period	35%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At October 31, 2024, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
Microsoft Corp.	8.2%
NVIDIA Corp.	5.6%
MasterCard, Inc., Class A	5.3%
Amazon.com, Inc.	4.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
Linde PLC	3.9%
Alphabet, Inc., Class A	3.6%
Keyence Corp.	3.2%
Visa, Inc., Class A	2.8%
Schneider Electric SE	2.7%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	8.2%
NVIDIA Corp.	5.6%
MasterCard, Inc., Class A	5.3%
Amazon.com, Inc.	4.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
Linde PLC	3.9%
Alphabet, Inc., Class A	3.6%
Keyence Corp.	3.2%
Visa, Inc., Class A	2.8%
Schneider Electric SE	2.7%